Net gain or loss on financial instruments at fair value through profit or loss - Summary of gains related to financial instruments at FVTPL (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Income, expense, gains or losses of financial instruments [abstract]
Gain on financial instruments at fair value through profit or loss	₩ 488,486		₩ 238,502	₩ 325,649
Gain on financial instruments at fair value through profit or loss designated as upon initial recognition	0		0	102
Total	₩ 488,486	$ 378,378	₩ 238,502	₩ 325,751